UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income	$ 2,679,387	$ 1,927,195
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	32,887	12,685
Amortization of operating lease right-of-use assets	30,397	43,179
Allowance for doubtful accounts	192,977	286,081
Deferred tax provision	(91,036)	(36,595)
Changes in operating assets and liabilities:
Accounts receivable	(8,221,825)	(673,890)
Accounts receivable, related parties	(3,989,446)	(1,042,282)
Advance to vendors	568,322	(2,271,580)
Other current assets	(427,291)	61,924
Due from related parties	(536,642)	2,203
Net changes in operating right-of-use assets and lease liabilities	(18,750)	(43,848)
Accounts payable	1,353,823	268,842
Deferred revenue	491	(6,331)
Taxes payable	603,077	443,494
Accrued expense and other current liabilities	110,772	340,282
Net cash used in operating activities	(7,712,857)	(688,641)
Cash flows from investing activities:
Purchase of property and equipment		(1,474)
Proceeds upon maturity of short-term investment		1,683,307
Net cash provided by investing activities		1,681,833
Cash flows from financing activities:
Proceeds from short-term bank loans	973,047	1,943,743
Repayment of short-term bank loans	(446,211)	(1,917,363)
Payment for deferred initial public offering costs		(32,042)
Net cash provided by (used in) financing activities	864,790	(3,500)
Effect of exchange rate change on cash	62,085	171,434
Net increase (decrease) in cash	(6,785,982)	1,161,126
Cash, beginning of period	7,105,085	4,283,794
Cash, end of period	319,103	5,444,920
Supplemental disclosures of cash flow information:
Cash paid for income tax	28,140	23,824
Cash paid for interest	114,206	62,438
Non-related party
Cash flows from financing activities:
Proceeds from long-term bank loans	834,040
Repayment of long-term bank loans	(528,225)	(69,419)
Related party
Cash flows from financing activities:
Proceeds from long-term bank loans	$ 32,139	141,000
Repayment of long-term bank loans		$ (69,419)